INCOME TAXES (Tables)	6 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
Schedule of income taxes benefit

	Six Months Ended September 30,
(In thousands)	2023	2022

Current:
Federal	$(10)	$—
State and local	—	—
Foreign	—	—
Total current	(10)	—

Deferred:
Federal	—	—
State and local	—	—
Foreign	1,062	5,105
Total deferred	1,062	5,105
Benefit from income taxes	$1,052	$5,105

Schedule of reconciliation income tax rates

	Six Months Ended September 30,
	2023	2022
(Loss) income on ordinary activities before tax	$(1,146)	$188
Statutory U.S. income tax rate	21.0%	21.0%
Income tax benefit (expense) at statutory income tax rate	241	(39)
Share-based compensation expense recognized for financial statement purposes	(281)	—
Other losses recognized	(9)	39
Utilization of losses not previously benefitted	39	—
Income tax (expense)	$(10)	$—

Schedule of effective income tax rates

	Six Months Ended September 30,
	2023	2022
Loss on ordinary activities before tax	$(3,808)	$(3,207)
Statutory U.K. income tax rate	25.0%	19.0%
Loss at statutory income tax rate	952	609

Change from increase in deferred income tax rate	—	192
Recognition of deferred tax assets	—	—
Foreign currency effect	110	4,304
Income tax benefit	$1,062	$5,105

Schedule of reconciliation of financial statement loss to tax basis loss

	Six Months Ended September 30,
	2023				2022
	United States	BVI	United Kingdom	Total	United States	BVI	United Kingdom	Total

Pre-tax loss	$(1,146)	$(7,189)	$(3,808)	$(12,143)	$(20)	$(4,588)	$(3,207)	$(7,815)
Share-based compensation expense for financial statement purposes for which no benefit was taken	1,338	—	—	1,338	—	—	—	—
Losses not subject to tax	41	7,189	—	7,230	—	4,588	—	4,588
Utilization of losses not previously benefitted	(186)	—	—	(186)	20	—	—	20
Taxable income (loss)	$47	$—	$(3,808)	$(3,761)	$—	$—	$(3,207)	$(3,207)

Schedule of deferred tax assets and liabilities

	As of September 30,	As of March 31,
	2023	2023
Deferred tax assets:
Net operating loss	$(5,019)	$(4,131)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(3,519)	(2,631)

Deferred tax liabilities:
In-process research and development	13,020	13,195
Deferred tax liability	13,020	13,195

Net deferred tax liability	$9,501	$10,564